OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Operating Leases Tables Abstract
Schedule of Operating Leases	Future minimum payments for these leases are:

For the twelve Months Ending June 30,
2019	2020	2021	2021	2022
$131,804	$135,296	$93,801	$90,001	$45,001
Future minimum payments for these leases are:

For the twelve Months Ending December 31,
2018	2019	2020	2021	2022
$130,613	$133,499	$116,597	$90,000	$67,500